UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Total Return Fund

Investor Class (PTTFX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$46	0.46%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate and credit derivatives, had a negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,937	9,951
2/28/17	10,067	10,051
5/31/17	10,263	10,201
8/31/17	10,418	10,327
11/30/17	10,413	10,270
2/28/18	10,327	10,102
5/31/18	10,367	10,163
8/31/18	10,417	10,218
11/30/18	10,324	10,133
2/28/19	10,647	10,422
5/31/19	11,056	10,814
8/31/19	11,482	11,258
11/30/19	11,485	11,226
2/29/20	11,851	11,640
5/31/20	11,715	11,832
8/31/20	12,228	11,987
11/30/20	12,395	12,044
2/28/21	12,350	11,801
5/31/21	12,381	11,784
8/31/21	12,641	11,977
11/30/21	12,575	11,905
2/28/22	12,163	11,489
5/31/22	11,268	10,815
8/31/22	10,985	10,597
11/30/22	10,617	10,376
2/28/23	10,709	10,372
5/31/23	10,852	10,583
8/31/23	10,725	10,471
11/30/23	10,741	10,499
2/29/24	11,000	10,717
5/31/24	11,027	10,722

202405-3565004, 202407-3567326

F228-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/2016
Total Return Fund (Investor Class)	1.61%	- 0.05%	1.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	0.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$646,134
Number of Portfolio Holdings	1,291
Investment Advisory Fees Paid (000s)	$1,638
Portfolio Turnover Rate	255.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.7%
AA Rated	6.2
A Rated	6.4
BBB Rated	13.2
BB Rated and Below	15.8
Not Rated	6.0
U.S. Government Agency Securities	26.5
U.S. Treasury Securities	18.3
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	13.5%
U.S. Treasury Notes	10.5
U.S. Treasury Bonds	7.8
Government National Mortgage Assn.	6.5
Federal Home Loan Mortgage	6.3
Invesco Senior Loan ETF	1.6
SPDR Blackstone / GSO Senior Loan ETF	1.2
Brazil Notas do Tesouro Nacional	1.0
Rogers Communications	0.7
CarMax Auto Owner Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

Investor Class (PTTFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Total Return Fund

I Class (PTKIX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$33	0.33%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate and credit derivatives, had a negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory/Strategy Benchmark
11/15/16	500,000	500,000
11/30/16	496,851	497,530
2/28/17	503,363	502,564
5/31/17	513,256	510,073
8/31/17	521,056	516,343
11/30/17	520,933	513,521
2/28/18	516,856	505,103
5/31/18	519,026	508,162
8/31/18	522,174	510,924
11/30/18	517,720	506,629
2/28/19	533,443	521,113
5/31/19	554,123	540,686
8/31/19	575,568	562,898
11/30/19	576,503	561,300
2/29/20	595,034	581,993
5/31/20	588,368	591,595
8/31/20	613,717	599,337
11/30/20	622,323	602,185
2/28/21	620,290	590,046
5/31/21	622,099	589,200
8/31/21	635,958	598,831
11/30/21	632,907	595,239
2/28/22	611,769	574,444
5/31/22	566,964	540,756
8/31/22	553,535	529,870
11/30/22	534,537	518,813
2/28/23	539,983	518,597
5/31/23	546,764	529,168
8/31/23	540,523	523,548
11/30/23	541,527	524,934
2/29/24	555,425	535,852
5/31/24	556,327	536,077

202405-3565004, 202407-3567326

F230-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/2016
Total Return Fund (I Class)	1.75%	0.08%	1.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	0.93

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$646,134
Number of Portfolio Holdings	1,291
Investment Advisory Fees Paid (000s)	$1,638
Portfolio Turnover Rate	255.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.7%
AA Rated	6.2
A Rated	6.4
BBB Rated	13.2
BB Rated and Below	15.8
Not Rated	6.0
U.S. Government Agency Securities	26.5
U.S. Treasury Securities	18.3
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	13.5%
U.S. Treasury Notes	10.5
U.S. Treasury Bonds	7.8
Government National Mortgage Assn.	6.5
Federal Home Loan Mortgage	6.3
Invesco Senior Loan ETF	1.6
SPDR Blackstone / GSO Senior Loan ETF	1.2
Brazil Notas do Tesouro Nacional	1.0
Rogers Communications	0.7
CarMax Auto Owner Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

I Class (PTKIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Total Return Fund

Advisor Class (PTATX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$76	0.75%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate and credit derivatives, had a negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,936	9,951
2/28/17	10,056	10,051
5/31/17	10,243	10,201
8/31/17	10,388	10,327
11/30/17	10,375	10,270
2/28/18	10,284	10,102
5/31/18	10,317	10,163
8/31/18	10,358	10,218
11/30/18	10,259	10,133
2/28/19	10,572	10,422
5/31/19	10,970	10,814
8/31/19	11,383	11,258
11/30/19	11,379	11,226
2/29/20	11,733	11,640
5/31/20	11,590	11,832
8/31/20	12,089	11,987
11/30/20	12,245	12,044
2/28/21	12,192	11,801
5/31/21	12,214	11,784
8/31/21	12,472	11,977
11/30/21	12,387	11,905
2/28/22	11,972	11,489
5/31/22	11,083	10,815
8/31/22	10,809	10,597
11/30/22	10,427	10,376
2/28/23	10,523	10,372
5/31/23	10,643	10,583
8/31/23	10,511	10,471
11/30/23	10,532	10,499
2/29/24	10,778	10,717
5/31/24	10,784	10,722

202405-3565004, 202407-3567326

F229-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/2016
Total Return Fund (Advisor Class)	1.32%	- 0.34%	1.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31	- 0.17	0.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$646,134
Number of Portfolio Holdings	1,291
Investment Advisory Fees Paid (000s)	$1,638
Portfolio Turnover Rate	255.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.7%
AA Rated	6.2
A Rated	6.4
BBB Rated	13.2
BB Rated and Below	15.8
Not Rated	6.0
U.S. Government Agency Securities	26.5
U.S. Treasury Securities	18.3
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	13.5%
U.S. Treasury Notes	10.5
U.S. Treasury Bonds	7.8
Government National Mortgage Assn.	6.5
Federal Home Loan Mortgage	6.3
Invesco Senior Loan ETF	1.6
SPDR Blackstone / GSO Senior Loan ETF	1.2
Brazil Notas do Tesouro Nacional	1.0
Rogers Communications	0.7
CarMax Auto Owner Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

Advisor Class (PTATX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund –
.
PTATX Total Return Fund–
.
Advisor Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
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T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14
Investment activities
Net investment income
(1)(2)
0.41 0.35 0.26 0.28 0.33
Net realized and unrealized
gain/loss (0.28) (0.69) (1.18) 0.30
(3)
0.26
Total from investment activities 0.13 (0.34) (0.92) 0.58 0.59
Distributions
Net investment income (0.38) (0.36) (0.26) (0.28) (0.34)
Net realized gain — — (0.07) (0.04) (0.16)
Tax return of capital (0.04) (0.01) — — —
Total distributions (0.42) (0.37) (0.33) (0.32) (0.50)
NET ASSET VALUE
End of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
1.61% (3.69)% (8.99)% 5.69% 5.96%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.58% 0.60% 0.55% 0.66% 0.92%
Net expenses after waivers/
payments by Price Associates 0.46% 0.46% 0.49% 0.53% 0.54%
Net investment income 4.98% 4.06% 2.55% 2.69% 3.28%
Portfolio turnover rate
(5)
255.2% 323.0% 324.9% 458.4% 613.0%
Net assets, end of period (in
thousands) $95,934 $89,573 $93,291 $133,804 $97,873
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/24, 5/31/23 and 5/31/22 would have been 109.7%,
95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14
Investment activities
Net investment income
(1)(2)
0.39 0.33 0.24 0.25 0.31
Net realized and unrealized
gain/loss (0.28) (0.70) (1.19) 0.30
(3)
0.25
Total from investment activities 0.11 (0.37) (0.95) 0.55 0.56
Distributions
Net investment income (0.36) (0.34) (0.23) (0.25) (0.31)
Net realized gain — — (0.07) (0.04) (0.16)
Tax return of capital (0.04) —
(4)
— — —
Total distributions (0.40) (0.34) (0.30) (0.29) (0.47)
NET ASSET VALUE
End of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(5)
1.32% (3.97)% (9.25)% 5.38% 5.65%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.87% 0.80% 0.84% 1.08% 1.38%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.76% 0.82% 0.83%
Net investment income 4.67% 3.76% 2.42% 2.42% 3.00%
Portfolio turnover rate
(6)
255.2% 323.0% 324.9% 458.4% 613.0%
Net assets, end of period (in
thousands) $757 $826 $972 $259 $396
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/24, 5/31/23 and 5/31/22 would have been 109.7%,
95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.53 $ 9.24 $ 10.49 $ 10.24 $ 10.14
Investment activities
Net investment income
(1)(2)
0.42 0.37 0.28 0.27 0.34
Net realized and unrealized
gain/loss (0.28) (0.70) (1.18) 0.31
(3)
0.28
Total from investment activities 0.14 (0.33) (0.90) 0.58 0.62
Distributions
Net investment income (0.39) (0.37) (0.28) (0.29) (0.36)
Net realized gain — — (0.07) (0.04) (0.16)
Tax return of capital (0.04) (0.01) — — —
Total distributions (0.43) (0.38) (0.35) (0.33) (0.52)
NET ASSET VALUE
End of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.24

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
1.75% (3.56)% (8.86)% 5.73% 6.18%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.38% 0.38% 0.39% 0.48% 0.81%
Net expenses after waivers/
payments by Price Associates 0.33% 0.33% 0.34% 0.37% 0.42%
Net investment income 5.10% 4.21% 2.75% 2.60% 3.38%
Portfolio turnover rate
(5)
255.2% 323.0% 324.9% 458.4% 613.0%
Net assets, end of period (in
thousands) $549,443 $594,730 $546,335 $452,452 $8,894
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio .
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/24, 5/31/23 and 5/31/22 would have been 109.7%,
95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.0%
Car Loan  3.4%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  365 363
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 433
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  1,500 1,508
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 157 156
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 119
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 99
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 6.624%, 12/26/31 (1) 405 406
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 233 233
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,560
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  155 155
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 478
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  270 268
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 513
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,199

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 1,413 1,383
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,124
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 329
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 866
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 136
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  570 572
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 757
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  105 106
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 406
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 336
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 288
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 156
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 258
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,555
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 150 150

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 85
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 130
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 250 251
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 107 107
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 323 323
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 538 540
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 344 345
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 183 183
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,395 1,392
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 630
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 608
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 465 463
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,036
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 94
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194 195
22,294

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 566
566
Other Asset-Backed Securities  9.0%
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 7.236%, 12/2/34 (1) 1,505 1,507
Amur Equipment Finance Receivables IX
Series 2021-1A, Class E
4.13%, 3/20/28 (1) 628 616
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,412
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 310 309
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 828
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 7.186%, 10/22/34 (1) 525 525
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 2,077 1,994
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 7.74%, 1/15/35 (1) 1,650 1,650
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 993
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 1,630 1,628
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 310 293
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,630 1,501
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 175 175

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 175
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 212
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 870 856
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 265 267
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 355 358
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 712
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,324
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,734 1,674
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,503 1,520
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 10/25/34 (1)(2) 1,210 1,210
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  698 688
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,940 1,740
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 905 901
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 38 38
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 1,420 1,356

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,762 1,647
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 1,465 1,470
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 323
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 147
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,178
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.148%, 5/6/30 (1) 415 416
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.548%, 5/6/30 (1) 1,830 1,833
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 1,245 1,255
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 960 900
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 7/15/35 (1)(2) 1,370 1,370
KKR
Series 13, Class B1R, CLO, FRN
3M TSFR + 1.412%, 6.739%, 1/16/28 (1) 237 237
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.829%, 1/15/36 (1) 1,775 1,801
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 10/20/34 (1)(2) 570 570
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 340 337
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 7.377%, 10/20/29 (1) 725 725

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 7.486%, 4/20/32 (1) 2,500 2,485
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.977%, 10/18/33 (1) 1,685 1,690
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 86 83
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 973 963
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 51 49
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.988%, 1/20/32 (1) 250 250
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 895 898
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.236%, 7/20/29 (1) 1,095 1,096
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 422 420
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 124 124
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 101
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100 100
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,055 1,054
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 20 20
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 695 704

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 7.526%, 4/25/37 (1) 950 955
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 1,485 1,483
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 470 454
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/28 (1) 870 853
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 215 215
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 6.529%, 10/15/31 (1) 825 826
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 7.129%, 10/15/31 (1) 410 409
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M TSFR + 2.062%, 7.39%, 1/15/35 (1) 1,310 1,310
58,213
Student Loan  0.5%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 783
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 500
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 312
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,105
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 72 70

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 299 271
3,041
Total Asset-Backed Securities
(Cost $85,168) 84,114
BANK LOANS  7.4% (3)
FINANCIAL INSTITUTIONS  1.2%
Brokerage Asset Managers Exchanges  0.0%
RFS OPCO, FRN
1M TSFR + 5.00%, 10.308%, 4/4/31 (4) 205 203
203
Insurance  1.2%
AssuredPartners, FRN
1M TSFR + 3.50%, 8.829%, 2/14/31  1,150 1,158
Asurion, FRN
1M TSFR + 3.25%, 8.694%, 12/23/26  268 266
Asurion, FRN
1M TSFR + 5.25%, 10.694%, 1/31/28  623 585
Asurion, FRN
1M TSFR + 5.25%, 10.694%, 1/20/29  581 540
HUB International, FRN
1M TSFR + 3.25%, 8.575%, 6/20/30  1,630 1,640
Jones Deslauriers Insurance Management, FRN
1M TSFR + 3.50%, 8.83%, 3/15/30  773 773
Truist Insurance Holdings, FRN
1M TSFR + 3.25%, 8.586%, 5/6/31  795 800
Truist Insurance Holdings, FRN
1M TSFR + 4.75%, 10.086%, 3/8/32  1,605 1,638
7,400
Total Financial Institutions 7,603
INDUSTRIAL  5.9%
Basic Industry  0.2%
Arsenal AIC Parent, FRN
1M TSFR + 3.75%, 9.079%, 8/18/30  533 537
Vibrantz Technologies, FRN
3M TSFR + 4.25%, 9.706%, 4/23/29  466 460
997
Capital Goods  1.1%
Charter Next Generation, FRN
1M TSFR + 3.50%, 8.829%, 12/1/27  1,614 1,621

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Dynasty Acquisition, FRN
1M TSFR + 3.50%, 8.829%, 8/24/28 (2) 965 973
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.571%, 5/21/29  570 570
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 12.071%, 5/21/29 (4) 700 700
Filtration Group, FRN
1M TSFR + 4.25%, 10/24/28 (2) 1,321 1,326
LTI Holdings, FRN
1M TSFR + 3.50%, 8.944%, 9/6/25  611 601
LTI Holdings, FRN
1M TSFR + 6.75%, 12.194%, 9/6/26  260 244
MIWD Holdco II, FRN
1M TSFR + 3.50%, 8.829%, 3/28/31  295 297
TK Elevator U.S. Newco, FRN
1M TSFR + 3.50%, 8.791%, 4/30/30  477 480
Wec U.S. Holdings, FRN
1M TSFR + 2.75%, 8.079%, 1/20/31  441 443
7,255
Communications  0.2%
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 9.444%, 8/21/28  643 645
Connect Finco, FRN
1M TSFR + 4.50%, 9.829%, 9/27/29  270 258
CSC Holdings, FRN
1M TSFR + 4.50%, 9.817%, 1/18/28 (2) 462 444
Radiate Holdco, FRN
1M TSFR + 3.25%, 8.694%, 9/25/26  244 192
1,539
Consumer Cyclical  1.1%
Albion Financing 3, FRN
3M TSFR + 5.25%, 10.575%, 8/17/26  96 97
Caesars Entertainment, FRN
1M TSFR + 2.75%, 8.097%, 2/6/30  222 223
Caesars Entertainment, FRN
1M TSFR + 2.75%, 8.097%, 2/6/31  590 591
CNT Holdings I, FRN
1M TSFR + 3.50%, 8.83%, 11/8/27  304 306
Dave & Buster's, FRN
1M TSFR + 3.25%, 8.625%, 6/29/29  316 317
Delta 2, FRN
1M TSFR + 2.25%, 7.559%, 1/15/30  680 683
EG Finco, FRN
3M EURIBOR + 7.00%, 10.902%, 4/30/27 (EUR)  355 358
Fleet Midco I, FRN
1M TSFR + 3.25%, 8.579%, 2/21/31 (4) 335 337

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
IRB Holding, FRN
1M TSFR + 2.75%, 8.179%, 12/15/27  773 775
Ontario Gaming GTA, FRN
1M TSFR + 4.25%, 9.559%, 8/1/30 (2) 669 673
Tacala Investment, FRN
1M TSFR + 4.00%, 9.329%, 1/31/31  302 303
Tenneco, FRN
1M TSFR + 5.00%, 10.426%, 11/17/28  395 385
UFC Holdings, FRN
1M TSFR + 2.75%, 8.336%, 4/29/26  896 899
Wand NewCo 3, FRN
1M TSFR + 3.75%, 9.079%, 1/30/31  797 803
6,750
Consumer Non-Cyclical  0.4%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 8.67%, 5/10/27  815 806
LifePoint Health, FRN
1M TSFR + 4.75%, 10.056%, 11/16/28  504 507
Medline Borrower, FRN
1M TSFR + 2.75%, 8.079%, 10/23/28  810 815
Naked Juice, FRN
3M TSFR + 6.00%, 11.402%, 1/24/30  36 30
Phoenix Newco, FRN
1M TSFR + 3.25%, 8.694%, 11/15/28  358 359
Star Parent, FRN
3M TSFR + 4.00%, 9.309%, 9/27/30  195 195
2,712
Energy  0.1%
Brazos Delaware II, FRN
1M TSFR + 3.50%, 8.822%, 2/11/30 (2) 350 352
Prairie ECI Acquiror, FRN
1M TSFR + 4.75%, 10.079%, 8/1/29  347 347
699
Technology  2.6%
Applied Systems, FRN
1M TSFR + 3.50%, 8.809%, 2/24/31 (2) 1,617 1,630
Applied Systems, FRN
1M TSFR + 5.25%, 10.559%, 2/23/32  1,437 1,488
Ascend Learning, FRN
1M TSFR + 3.50%, 8.929%, 12/11/28  184 183
Ascend Learning, FRN
1M TSFR + 5.75%, 11.179%, 12/10/29 (2) 990 971
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.579%, 2/15/29  456 455
Boost Newco Borrower, FRN
1M TSFR + 3.00%, 8.309%, 1/31/31  485 486

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Boxer Parent, FRN
1M TSFR + 4.00%, 9.329%, 12/29/28  661 665
Central Parent, FRN
1M TSFR + 3.25%, 8.577%, 7/6/29  312 314
Cloud Software Group, FRN
1M TSFR + 4.50%, 9.331%, 3/30/29 (2) 980 983
CoreLogic, FRN
1M TSFR + 6.50%, 6/4/29 (2) 160 153
Delta Topco, FRN
1M TSFR + 3.50%, 8.829%, 11/30/29 (2) 635 637
Delta Topco, FRN
1M TSFR + 5.25%, 10.579%, 11/29/30 (2) 476 483
Dye & Durham, FRN
1M TSFR + 4.25%, 4/7/31 (2) 195 195
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.929%, 10/9/29  518 521
Epicor Software, FRN
1M TSFR + 3.25%, 8.694%, 7/30/27 (2) 992 996
Epicor Software, FRN
1M TSFR + 3.75%, 9.079%, 7/30/27  170 170
Epicor Software, FRN
1M USD LIBOR + 3.25%, 5/23/31 (2) 120 121
Gen Digital, FRN
1M TSFR + 1.50%, 6.929%, 9/10/27  203 204
McAfee, FRN
1M TSFR + 4.00%, 8.579%, 3/1/29  521 521
Neptune Bidco U.S., FRN
1M TSFR + 5.00%, 10.406%, 4/11/29  262 251
Peraton, FRN
1M TSFR + 3.75%, 9.179%, 2/1/28  299 299
Peraton, FRN
3M TSFR + 7.75%, 13.177%, 2/1/29 (2) 635 638
Peraton, FRN
3M TSFR + 8.00%, 13.427%, 2/1/29  317 319
RealPage, FRN
1M TSFR + 3.00%, 8.444%, 4/24/28  313 308
RealPage, FRN
1M TSFR + 6.50%, 11.944%, 4/23/29  1,680 1,646
UKG, FRN
1M TSFR + 3.50%, 8.82%, 2/10/31  1,797 1,810
Waystar Technologies, FRN
1M TSFR + 4.00%, 9.329%, 10/22/29  523 524
16,971
Transportation  0.2%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 10.336%, 4/20/28  588 610

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.733%, 6/21/27  637 652
1,262
Total Industrial 38,185
UTILITY  0.3%
Electric  0.3%
PG&E, FRN
1M TSFR + 2.50%, 7.829%, 6/23/27  470 471
Talen Energy Supply, FRN
1M TSFR + 3.50%, 8.827%, 5/17/30  767 775
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 8.075%, 4/30/31  350 352
Total Utility 1,598
Total Bank Loans
(Cost $47,066) 47,386
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (5) 1 1
Total Industrial 1
Total Common Stocks
(Cost $4) 1
CONVERTIBLE BONDS  0.0%
INDUSTRIAL  0.0%
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  200 156
Total Industrial 156
Total Convertible Bonds
(Cost $210) 156

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS  0.0%
UTILITY  0.0%
Electric  0.0%
NextEra Energy, 6.926%, 9/1/25 (6) 4 195
Total Utility 195
Total Convertible Preferred Stocks
(Cost $210) 195
CORPORATE BONDS  20.1%
FINANCIAL INSTITUTIONS  5.3%
Banking  2.6%
Banco Santander, VR, 4.175%, 3/24/28 (7) 200 191
Bank of America, VR, 2.972%, 2/4/33 (7) 1,210 1,015
Bank of New York Mellon, VR, 5.188%, 3/14/35 (7) 465 456
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(7) 500 525
BNP Paribas, VR, 5.497%, 5/20/30 (1)(7) 850 847
CaixaBank, VR, 6.037%, 6/15/35 (1)(7) 600 599
CaixaBank, VR, 6.208%, 1/18/29 (1)(7) 1,645 1,668
Capital One Financial, VR, 2.359%, 7/29/32 (7) 114 89
Capital One Financial, VR, 5.70%, 2/1/30 (7) 355 354
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (7) 375 383
Goldman Sachs Group, VR, 3.102%, 2/24/33 (7) 375 317
HSBC Holdings, VR, 6.161%, 3/9/29 (7) 330 337
Huntington Bancshares, VR, 2.487%, 8/15/36 (7) 313 235
Huntington National Bank, VR, 5.699%, 11/18/25 (7) 760 757
JPMorgan Chase, VR, 1.764%, 11/19/31 (7) 815 655
JPMorgan Chase, VR, 2.522%, 4/22/31 (7) 45 39
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 370 320
JPMorgan Chase, VR, 5.35%, 6/1/34 (7) 1,045 1,038
Morgan Stanley, VR, 3.622%, 4/1/31 (7) 1,740 1,585
Santander Holdings USA, VR, 2.49%, 1/6/28 (7) 1,270 1,158
Societe Generale, VR, 5.519%, 1/19/28 (1)(7) 1,365 1,347
Standard Chartered, VR, 2.608%, 1/12/28 (1)(7) 550 508
UBS Group, VR, 2.746%, 2/11/33 (1)(7) 311 254
UBS Group, VR, 6.537%, 8/12/33 (1)(7) 1,710 1,801
Wells Fargo, VR, 2.879%, 10/30/30 (7) 250 218
16,696
Brokerage Asset Managers Exchanges  0.2%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 215 222
HAT Holdings I, 8.00%, 6/15/27 (1) 227 235
Jane Street Group, 7.125%, 4/30/31 (1) 470 477

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Kane Bidco, 5.00%, 2/15/27 (EUR) (6) 710 752
1,686
Finance Companies  0.4%
AerCap Ireland Capital, 5.30%, 1/19/34  685 665
AerCap Ireland Capital, 6.15%, 9/30/30  340 350
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 220 205
Navient, 5.625%, 8/1/33  148 119
Navient, 9.375%, 7/25/30  270 280
Navient, 11.50%, 3/15/31  295 324
OneMain Finance, 9.00%, 1/15/29  410 430
2,373
Financial Other  0.1%
Howard Hughes, 4.125%, 2/1/29 (1) 150 132
Howard Hughes, 5.375%, 8/1/28 (1) 345 325
Kaisa Group Holdings, 11.25%, 4/9/22 (5)(8) 850 29
486
Insurance  1.4%
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 180 175
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 525 526
AmWINS Group, 6.375%, 2/15/29 (1) 295 293
AssuredPartners, 7.50%, 2/15/32 (1) 322 320
Centene, 2.50%, 3/1/31  1,860 1,517
Centene, 2.625%, 8/1/31  840 681
Centene, 3.00%, 10/15/30  325 275
Centene, 3.375%, 2/15/30  590 519
Centene, 4.625%, 12/15/29  342 321
HUB International, 7.25%, 6/15/30 (1) 1,210 1,230
HUB International, 7.375%, 1/31/32 (1) 160 160
Humana, 5.375%, 4/15/31  1,000 987
Humana, 5.75%, 4/15/54  340 328
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 295 310
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 1,190 1,279
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 340 342
9,263
Real Estate Investment Trusts  0.6%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 149
Brixmor Operating Partnership, 3.90%, 3/15/27  630 602
Brixmor Operating Partnership, 4.05%, 7/1/30 (6) 266 244
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,190
Healthcare Realty Holdings, 2.40%, 3/15/30  120 99
Kilroy Realty, 2.50%, 11/15/32  130 97
Kilroy Realty, 3.05%, 2/15/30  170 143
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 766

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MPT Operating Partnership, 5.00%, 10/15/27 (6) 190 155
Service Properties Trust, 8.625%, 11/15/31 (1) 270 283
3,728
Total Financial Institutions 34,232
INDUSTRIAL  13.5%
Basic Industry  1.1%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 140 146
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 580 645
ATI, 7.25%, 8/15/30  225 230
Braskem Netherlands Finance, 8.50%, 1/12/31 (1) 750 760
Carpenter Technology, 7.625%, 3/15/30  320 327
GPD, 10.125%, 4/1/26 (1) 147 141
Indorama Ventures Global Services, 4.375%, 9/12/24  1,000 984
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK) (1)
(9) 278 227
Sasol Financing USA, 4.375%, 9/18/26 (6) 1,080 1,012
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 1,911
TMS International, 6.25%, 4/15/29 (1) 195 179
Vibrantz Technologies, 9.00%, 2/15/30 (1)(6) 340 314
Windsor Holdings III, 8.50%, 6/15/30 (1) 150 156
WR Grace Holdings, 4.875%, 6/15/27 (1) 215 207
WR Grace Holdings, 5.625%, 8/15/29 (1) 89 82
WR Grace Holdings, 7.375%, 3/1/31 (1) 71 72
7,393
Capital Goods  1.1%
BAE Systems, 5.50%, 3/26/54 (1) 1,000 970
Boeing, 3.75%, 2/1/50  204 133
Boeing, 5.15%, 5/1/30  329 312
Boeing, 6.388%, 5/1/31 (1) 345 349
Boeing, 6.528%, 5/1/34 (1) 530 537
Boeing, 6.858%, 5/1/54 (1) 260 263
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1) 150 144
Ingersoll Rand, 5.70%, 6/15/54  220 223
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  720 762
Madison IAQ, 5.875%, 6/30/29 (1) 150 138
Owens Corning, 5.70%, 6/15/34  350 351
Regal Rexnord, 6.05%, 2/15/26  355 356
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  1,067 1,112
TK Elevator Holdco, 7.625%, 7/15/28 (1) 315 310
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 210 202
TransDigm, 6.875%, 12/15/30 (1) 326 329
TransDigm, 7.125%, 12/1/31 (1) 450 460
6,951

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  3.3%
Altice Financing, 3.00%, 1/15/28 (EUR)  830 700
Altice Financing, 9.625%, 7/15/27 (1) 970 895
Altice France, 5.875%, 2/1/27 (EUR)  790 626
Altice France Holding, 10.50%, 5/15/27 (1) 1,270 467
Axian Telecom, 7.375%, 2/16/27 (1) 525 513
CCO Holdings, 6.375%, 9/1/29 (1) 375 350
CCO Holdings, 7.375%, 3/1/31 (1) 240 232
Cellnex Finance, 2.00%, 9/15/32 (EUR)  200 185
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 366
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (6) 500 474
Charter Communications Operating, 2.80%, 4/1/31  2,055 1,673
Charter Communications Operating, 6.10%, 6/1/29  280 280
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 185 151
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(6) 195 168
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 365 379
Connect Finco, 6.75%, 10/1/26 (1) 355 334
Crown Castle, 3.80%, 2/15/28  1,800 1,699
CSC Holdings, 5.50%, 4/15/27 (1) 230 176
CSC Holdings, 11.75%, 1/31/29 (1) 200 158
DISH DBS, 5.25%, 12/1/26 (1) 195 155
DISH DBS, 7.75%, 7/1/26  285 182
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 331
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 230 217
PT Tower Bersama Infrastructure, 2.75%, 1/20/26  410 388
Rogers Communications, 3.80%, 3/15/32  3,070 2,715
Rogers Communications, 4.55%, 3/15/52  1,170 950
Rogers Communications, 5.30%, 2/15/34  855 830
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 84
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 441
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 425 422
Sirius XM Radio, 4.00%, 7/15/28 (1) 200 178
Sirius XM Radio, 5.00%, 8/1/27 (1) 187 177
Sprint Capital, 8.75%, 3/15/32  825 983
Stagwell Global, 5.625%, 8/15/29 (1) 305 278
T-Mobile USA, 5.20%, 1/15/33  1,010 995
T-Mobile USA, 5.75%, 1/15/54  1,360 1,353
Townsquare Media, 6.875%, 2/1/26 (1) 135 132
Univision Communications, 8.00%, 8/15/28 (1) 180 177
Viasat, 7.50%, 5/30/31 (1)(6) 280 190
21,004

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical  2.0%
Adient Global Holdings, 8.25%, 4/15/31 (1)(6) 125 130
Allied Universal Holdco, 6.00%, 6/1/29 (1) 200 170
Allied Universal Holdco, 7.875%, 2/15/31 (1) 189 188
At Home Group, 4.875%, 7/15/28 (1) 45 21
Bath & Body Works, 6.625%, 10/1/30 (1) 105 105
Bath & Body Works, 6.75%, 7/1/36  160 159
Bath & Body Works, 6.95%, 3/1/33  19 18
Caesars Entertainment, 7.00%, 2/15/30 (1) 380 384
Caesars Entertainment, 8.125%, 7/1/27 (1) 130 132
Carnival, 7.00%, 8/15/29 (1) 165 169
Carnival, 10.50%, 6/1/30 (1) 375 406
Cedar Fair, 6.50%, 10/1/28  210 209
Churchill Downs, 6.75%, 5/1/31 (1) 210 209
Clarios Global, 6.75%, 5/15/28 (1) 225 227
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 225 236
eG Global Finance, 12.00%, 11/30/28 (1) 265 273
Flutter Treasury Designated Activity, 6.375%, 4/29/29 (1) 655 659
Ford Motor, 9.625%, 4/22/30  450 521
Ford Motor Credit, 6.95%, 3/6/26  600 609
Ford Motor Credit, 7.35%, 11/4/27  300 312
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (1) 280 281
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 140 138
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 199
Inter Media & Communication, 6.75%, 2/9/27 (EUR)  710 755
Las Vegas Sands, 5.90%, 6/1/27  200 200
Light & Wonder International, 7.25%, 11/15/29 (1) 108 109
Light & Wonder International, 7.50%, 9/1/31 (1) 90 92
Live Nation Entertainment, 4.75%, 10/15/27 (1) 145 137
Match Group Holdings II, 5.00%, 12/15/27 (1) 360 341
Melco Resorts Finance, 5.75%, 7/21/28 (6) 750 701
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 179
Motion Bondco, 4.50%, 11/15/27 (EUR)  745 764
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 250 227
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(6) 115 117
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 230 236
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%, 10/15/26 (1) 785 769
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 250 248
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 230 243
Six Flags Entertainment, 6.625%, 5/1/32 (1) 775 772
Tenneco, 8.00%, 11/17/28 (1) 250 228
Wand NewCo 3, 7.625%, 1/30/32 (1) 190 195
Yum! Brands, 5.375%, 4/1/32  175 167

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
ZF North America Capital, 6.75%, 4/23/30 (1) 380 384
ZF North America Capital, 6.875%, 4/23/32 (1) 360 367
12,986
Consumer Non-Cyclical  2.2%
AbbVie, 4.05%, 11/21/39  425 368
Altria Group, 3.125%, 6/15/31 (EUR)  1,020 1,015
BAT Capital, 5.834%, 2/20/31  390 395
BAT Capital, 6.343%, 8/2/30  565 590
Bausch + Lomb, 8.375%, 10/1/28 (1) 330 336
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 1,545 1,569
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 398
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 580 424
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 975 1,001
CHS, 10.875%, 1/15/32 (1) 220 227
CVS Health, 5.625%, 2/21/53  1,365 1,270
Icon Investments Six, 5.849%, 5/8/29  200 202
Icon Investments Six, 6.00%, 5/8/34  200 204
IQVIA, 6.25%, 2/1/29  410 419
LifePoint Health, 9.875%, 8/15/30 (1) 120 128
LifePoint Health, 10.00%, 6/1/32 (1) 345 343
LifePoint Health, 11.00%, 10/15/30 (1) 450 496
Medline Borrower, 6.25%, 4/1/29 (1) 295 295
Solventum, 5.40%, 3/1/29 (1) 425 422
Solventum, 5.45%, 3/13/31 (1) 1,005 990
Solventum, 5.60%, 3/23/34 (1) 720 707
Solventum, 5.90%, 4/30/54 (1) 670 643
Star Parent, 9.00%, 10/1/30 (1) 261 272
Tenet Healthcare, 6.125%, 10/1/28 (6) 235 232
Tenet Healthcare, 6.875%, 11/15/31  180 187
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  400 437
Utah Acquisition Sub, 5.25%, 6/15/46  865 709
14,279
Energy  2.7%
Aethon United BR, 8.25%, 2/15/26 (1) 195 197
Cheniere Energy, 5.65%, 4/15/34 (1) 840 834
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 395 391
Civitas Resources, 8.375%, 7/1/28 (1) 185 194
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 204
Comstock Resources, 6.75%, 3/1/29 (1) 265 256
Continental Resources, 4.90%, 6/1/44  335 275
Crescent Energy Finance, 7.625%, 4/1/32 (1) 120 122
Crescent Energy Finance, 9.25%, 2/15/28 (1) 475 501
Diamondback Energy, 5.40%, 4/18/34  653 642

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Diamondback Energy, 5.75%, 4/18/54  565 544
Enbridge, 6.20%, 11/15/30  215 224
Eni, 5.50%, 5/15/34 (1) 405 403
Eni, 5.95%, 5/15/54 (1) 620 614
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 194
Hess, 7.30%, 8/15/31  175 194
Hilcorp Energy I, 8.375%, 11/1/33 (1) 579 617
Kinetik Holdings, 5.875%, 6/15/30 (1) 260 253
Kinetik Holdings, 6.625%, 12/15/28 (1) 181 182
Kosmos Energy, 7.125%, 4/4/26  1,050 1,034
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 290 285
NGL Energy Operating, 8.125%, 2/15/29 (1) 95 97
NGL Energy Operating, 8.375%, 2/15/32 (1) 80 81
Northriver Midstream Finance, 5.625%, 2/15/26 (1) 195 192
Occidental Petroleum, 6.20%, 3/15/40  195 196
Occidental Petroleum, 6.45%, 9/15/36  195 203
Occidental Petroleum, 7.50%, 5/1/31  249 274
Occidental Petroleum, 7.95%, 6/15/39  150 172
Occidental Petroleum, 8.875%, 7/15/30  715 816
Patterson-UTI Energy, 7.15%, 10/1/33  230 242
Permian Resources Operating, 9.875%, 7/15/31 (1) 215 238
Prairie Acquiror, 9.00%, 8/1/29 (1) 130 133
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 320 325
Range Resources, 4.75%, 2/15/30 (1) 215 199
Seadrill Finance, 8.375%, 8/1/30 (1) 395 415
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.079%,
12/15/28 (1) 996 1,036
Southwestern Energy, 4.75%, 2/1/32  295 267
Sunoco, 7.00%, 5/1/29 (1) 285 290
Sunoco, 7.25%, 5/1/32 (1) 340 347
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 185 181
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 150 150
Targa Resources Partners, 5.50%, 3/1/30  165 162
Targa Resources Partners, 6.875%, 1/15/29  314 322
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 600 577
Transocean, 8.50%, 5/15/31 (1) 110 109
Transocean, 8.75%, 2/15/30 (1) 146 152
Transocean Aquila, 8.00%, 9/30/28 (1) 145 147
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 235 207
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 315 315
Venture Global LNG, 9.50%, 2/1/29 (1) 790 854
Vermilion Energy, 6.875%, 5/1/30 (1) 250 245
17,109

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other  0.1%
Albion Financing 2, 8.75%, 4/15/27 (1) 415 419
Booz Allen Hamilton, 5.95%, 8/4/33  305 313
732
Technology  0.8%
AthenaHealth Group, 6.50%, 2/15/30 (1) 300 271
Atlassian, 5.25%, 5/15/29  195 194
Capstone Borrower, 8.00%, 6/15/30 (1) 180 183
Central Parent, 8.00%, 6/15/29 (1) 195 200
Cloud Software Group, 8.25%, 6/30/32 (1) 345 347
Cloud Software Group, 9.00%, 9/30/29 (1) 710 683
Dye & Durham, 8.625%, 4/15/29 (1) 320 324
Fiserv, 5.45%, 3/15/34  1,225 1,215
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 203
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200 204
McAfee, 7.375%, 2/15/30 (1) 290 269
Motorola Solutions, 5.40%, 4/15/34  250 247
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 190 181
Sensata Technologies, 5.875%, 9/1/30 (1) 250 243
UKG, 6.875%, 2/1/31 (1) 520 523
5,287
Transportation  0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 997
Genesee & Wyoming, 6.25%, 4/15/32 (1) 195 193
1,190
Total Industrial 86,931
UTILITY  1.3%
Electric  1.2%
AES Andes, VR, 7.125%, 3/26/79 (7) 525 521
FirstEnergy, 2.65%, 3/1/30  243 209
FirstEnergy, Series B, 2.25%, 9/1/30  116 96
FirstEnergy, Series C, 3.40%, 3/1/50  772 509
Georgia Power, 5.25%, 3/15/34  625 621
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 220 215
NRG Energy, VR, 10.25% (1)(7)(10) 104 113
Pacific Gas & Electric, 6.70%, 4/1/53  470 496
Pacific Gas & Electric, 6.95%, 3/15/34  395 426
PG&E, 5.00%, 7/1/28 (6) 205 196
Southern, 5.70%, 3/15/34  480 487
Talen Energy Supply, 8.625%, 6/1/30 (1) 632 678
Terraform Global Operating, 6.125%, 3/1/26 (1) 353 347
Vistra, VR, 8.00% (1)(7)(10) 1,619 1,635
Vistra, Series C, VR, 8.875% (1)(7)(10) 650 673

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1) 250 249
Vistra Operations, 7.75%, 10/15/31 (1) 205 213
7,684
Natural Gas  0.1%
Boston Gas, 6.119%, 7/20/53 (1) 365 360
Engie, 5.625%, 4/10/34 (1) 475 476
836
Total Utility 8,520
Total Corporate Bonds
(Cost $131,561) 129,683
EQUITY MUTUAL FUNDS  2.8%
Trusts & Mutual Funds  1.6%
Invesco Senior Loan ETF  497 10,497
SPDR Blackstone / GSO Senior Loan ETF  184 7,761
Total Equity Mutual Funds
(Cost $18,250) 18,258
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.3%
Owned No Guarantee  0.2%
Emirates NBD Bank, VR, 4.25% (7)(10) 737 685
Export-Import Bank of Malaysia, 1.831%, 11/26/26  800 732
1,417
Sovereign  1.1%
Republic of Ivory Coast, 8.25%, 1/30/37 (1) 1,350 1,318
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,835 2,854
Republic of Panama, 6.40%, 2/14/35  1,725 1,627
Republic of Sri Lanka, 6.125%, 6/3/25 (5)(6)(8) 695 412
Republic of Sri Lanka, 6.825%, 7/18/26 (5)(8) 1,005 593
Republic of Sri Lanka, 6.85%, 11/3/25 (5)(8) 200 118
Republic of Sri Lanka, 7.85%, 3/14/29 (5)(6)(8) 400 236
7,158
Treasuries  1.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31
(BRL)  35,000 6,169
6,169
Total Foreign Government Obligations & Municipalities
(Cost $15,439) 14,744

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES  0.4%
Puerto Rico  0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 2,133 1,323
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  12 12
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 61
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 63
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 69
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 80
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 83
1,897
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1)(12) 865 865
865
Total Municipal Securities
(Cost $2,628) 2,762
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.3%
Collateralized Mortgage Obligations  3.9%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 219
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 413
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 635
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP
4.30%, 7/25/67 (1) 1,719 1,652

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.474%, 1/26/32 (1) 1,610 1,619
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,119 926
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 145
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 2,220 1,413
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
SOFR30A + 1.114%, 6.438%, 2/25/30  37 37
EFMT
Series 2023-1, Class A2, CMO, STEP
6.24%, 2/25/68 (1) 432 429
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 582 577
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
3.985%, 10/25/47 (1) 225 199
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 56 48
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51 (1) 2,606 2,016
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.646%, 12/25/46 (1) 127 123
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 98 89
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 864 783
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 39 34
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 342

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 603
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66 (1) 2,008 1,594
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM
2.50%, 2/25/52 (1) 1,405 1,089
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67 (1) 1,281 1,251
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 73 64
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 84 74
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 246 205
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM
5.25%, 11/25/63 (1) 1,347 1,310
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 143 133
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 33 30
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 89 80
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 49 40
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 184 158
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 482
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM
3.558%, 3/25/53 (1) 276 267

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.174%, 11/25/31 (1) 109 109
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.437%, 4/25/43  209 194
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 55 50
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 19 17
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 12 12
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 514
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 1,638
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.848%, 5/25/48 (1) 2 2
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 312
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66 (1) 800 535
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP
4.474%, 4/25/67 (1) 439 426
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP
5.85%, 12/25/67 (1) 875 868
Verus Securitization Trust
Series 2023-3, Class A2, CMO, STEP
6.438%, 3/25/68 (1) 605 603
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 319
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.768%, 1/20/46 (1) 478 437
25,115

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities  4.4%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.581%, 4/15/34 (1) 1,580 1,432
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53 (1) 2,010 1,397
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 580 385
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1) 1,036 650
BANK
Series 2019-BN23, Class A3
2.92%, 12/15/52  835 734
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.591%, 11/15/34 (1) 365 47
Benchmark Mortgage Trust
Series 2021-B24, Class A5
2.584%, 3/15/54  1,430 1,173
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.771%, 10/15/34 (1) 1,780 1,779
BPR Trust
Series 2021-TY, Class C, ARM
1M TSFR + 1.814%, 7.131%, 9/15/38 (1) 635 626
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM
1M TSFR + 1.664%, 6.981%, 8/15/38 (1) 866 732
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 6.991%, 5/15/41 (1) 850 851
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 7.191%, 5/15/41 (1) 850 850
BX Trust
Series 2021-VIEW, Class F, ARM
1M TSFR + 4.044%, 9.361%, 6/15/36 (1) 1,195 1,052
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A5
3.786%, 5/15/52  1,770 1,601
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 479

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 270 257
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 1,420 520
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4
3.038%, 11/10/52  2,850 2,477
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 428
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  177 174
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.605%, 2/10/49  1,130 1,051
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 204
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.264%, 6/15/50  465 374
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
3.919%, 12/15/52  645 541
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 185 176
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,233
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 807
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 7.241%, 5/15/37 (1) 805 805
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32 (1) 1,595 1,299
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 1,015 935

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 159
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.531%, 9/15/29 (1) 280 235
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  1,103 1,056
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM
5.937%, 3/15/40 (1) 220 220
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  12 11
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4
3.146%, 12/15/52  1,945 1,726
28,476
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $60,409) 53,591
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  26.5%
U.S. Government Agency Obligations  20.0%
Federal Home Loan Mortgage
2.50%, 5/1/30  83 78
3.00%, 4/1/47 - 1/1/48  118 102
3.50%, 8/1/42 - 3/1/46  3,307 3,015
4.00%, 8/1/40 - 1/1/46  259 243
4.50%, 6/1/39 - 5/1/42  121 117
5.00%, 7/1/25 - 8/1/40  42 41
5.50%, 10/1/38 - 1/1/40  29 29
6.00%, 10/1/32 - 8/1/38  11 11
6.50%, 6/1/24 - 4/1/37  55 56
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  1 1
1Y CMT + 2.25%, 6.34%, 10/1/36  — —
1Y CMT + 2.347%, 6.472%, 11/1/34  3 3
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  — —
RFUCCT1Y + 1.832%, 6.081%, 3/1/36  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1 1

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  1 1
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  — 1
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  9,779 7,713
2.50%, 3/1/42 - 4/1/52  13,474 10,983
3.00%, 5/1/31 - 6/1/52  10,605 9,010
3.50%, 5/1/33 - 3/1/48  1,549 1,417
4.00%, 12/1/49 - 6/1/52  1,897 1,731
4.50%, 5/1/50 - 12/1/52  1,105 1,036
5.00%, 12/1/41 - 7/1/53  2,457 2,372
5.50%, 8/1/53 - 2/1/54  1,810 1,784
6.00%, 2/1/53  645 654
6.50%, 1/1/54  189 192
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  54 47
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  — —
RFUCCT1Y + 1.579%, 5.853%, 11/1/35  2 2
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  — —
RFUCCT1Y + 1.70%, 5.95%, 11/1/37  2 2
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  — —
RFUCCT1Y + 1.87%, 6.12%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1 1
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  3,869 3,238
2.00%, 5/1/36 - 3/1/52  36,855 29,289
2.50%, 5/1/30 - 9/1/52  17,734 14,666
3.00%, 1/1/27 - 7/1/52  8,247 7,255
3.50%, 4/1/31 - 7/1/52  6,748 6,024
4.00%, 11/1/37 - 11/1/52  6,154 5,705
4.50%, 7/1/39 - 10/1/52  5,690 5,365
5.00%, 9/1/24 - 9/1/53  2,946 2,854
5.50%, 12/1/33 - 2/1/54  4,558 4,495
6.00%, 11/1/32 - 1/1/54  4,833 4,875
6.50%, 7/1/32 - 3/1/54  3,190 3,250
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UMBS, TBA, 5.00%, 6/1/54 (13) 1,325 1,275
128,942
U.S. Government Obligations  6.5%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  8,676 6,959
2.50%, 8/20/50 - 3/20/52  9,894 8,250
3.00%, 5/20/46 - 3/20/52  6,974 6,064
3.50%, 9/15/41 - 2/20/48  5,057 4,583
4.00%, 2/20/41 - 10/20/52  4,631 4,278
4.50%, 11/20/39 - 4/20/53  2,517 2,392
5.00%, 4/20/35 - 4/20/53  2,781 2,722
5.50%, 10/20/32 - 3/20/49  479 485
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  28 25
3.50%, 10/20/50  460 373
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  207 20
4.00%, 2/20/43  19 2
Government National Mortgage Assn., TBA (13)
5.50%, 6/20/54  2,295 2,276
6.00%, 6/20/54  2,580 2,596
6.50%, 6/20/54  885 898
41,923
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $181,112) 170,865
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  18.3%
U.S. Treasury Obligations  18.3%
U.S. Treasury Bonds, 1.25%, 5/15/50  15,580 7,586
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,591
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,013
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,760
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,723
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,043
U.S. Treasury Bonds, 3.00%, 8/15/52  780 578
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,050
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,796
U.S. Treasury Bonds, 3.875%, 2/15/43  960 859
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,475
U.S. Treasury Bonds, 4.00%, 11/15/52  3,020 2,712
U.S. Treasury Bonds, 4.125%, 8/15/53  455 417
U.S. Treasury Bonds, 4.25%, 2/15/54  1,015 952

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.375%, 5/15/41  175 169
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,490
U.S. Treasury Bonds, 4.625%, 5/15/54  1,210 1,209
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,493
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,398
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,070
U.S. Treasury Notes, 0.75%, 4/30/26  2,180 2,017
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,318
U.S. Treasury Notes, 1.50%, 2/15/30  500 425
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,590
U.S. Treasury Notes, 1.875%, 2/15/32  580 482
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,180
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,793
U.S. Treasury Notes, 3.75%, 12/31/28  145 140
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,207
U.S. Treasury Notes, 3.875%, 11/30/27 (14) 11,520 11,246
U.S. Treasury Notes, 4.00%, 7/31/30  5,495 5,346
U.S. Treasury Notes, 4.00%, 2/15/34 (14) 12,195 11,726
U.S. Treasury Notes, 4.125%, 9/30/27 (14) 5,080 5,001
U.S. Treasury Notes, 4.25%, 2/28/29  425 420
U.S. Treasury Notes, 4.375%, 5/15/34  3,280 3,251
U.S. Treasury Notes, 4.50%, 11/15/33  12,900 12,904
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $137,938) 118,430
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  2.0%
T. Rowe Price Government Reserve Fund, 5.39% (15)(16) 12,985 12,985
Total Short-Term Investments
(Cost $12,985) 12,985
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (15)(16) 4,018 4,018
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,018

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (15)(16) 1,877 1,877
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,877
Total Securities Lending Collateral
(Cost $5,895) 5,895
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 2-Year Notes Futures, Call, 6/21/24 @
$102.00 (5) 476 96,963 119
Total Exchange-Traded Options Purchased (Cost $127) 119
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put, 6/21/24
@ $4,650.00 (5) 41 21,638 7
Morgan Stanley
S&P 500 Index, Put, 6/21/24
@ $4,700.00 (5) 21 11,083 4
Total OTC Options Purchased (Cost $423) 11
Total Options Purchased (Cost $550) 130
Total Investments in Securities
102.0% of Net Assets
(Cost $699,425) $ 659,195
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $184,012 and represents 28.5% of net assets.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Non-income producing
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) When-issued security
(13) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,045 and represents 1.1% of net assets.
(14) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
10 Year Interest Rate
Swap, 7/8/34 Pay Fixed
4.70% Annually, Receive
Variable 5.34% (SOFR)
Annually, 7/3/24 @ 4.70%* 1 45,000 (12)
Barclays Bank
10 Year Interest Rate
Swap, 7/8/34 Receive
Fixed 3.60% Annually, Pay
Variable 5.34% (SOFR)
Annually, 7/3/24 @ 3.60%* 1 45,000 (17)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/21/24 @ $77.00 257 1,982 (7)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/21/24 @ $76.00 914 7,050 (12)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
7/19/24 @ $77.00 387 2,985 (15)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
7/19/24 @ $76.00 387 2,985 (11)
Total Options Written (Premiums $(229)) $ (74)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 * 4,474 (42) (43) 1
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.310% (SOFR + 0.00%) at Maturity,
6/20/24 * 5,042 36 (33) 69
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 * 5,042 (49) (37) (12)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 * 5,042 (33) (40) 7
Total Bilateral Total Return Swaps (153) 65
Interest Rate Swaps (0.0)%
Goldman Sachs, 7 Year Interest Rate
Swap, Receive Fixed 11.475% at
Maturity, Pay Variable 10.40%, (BRL
CDI), at Maturity, 1/2/31 (BRL) 22,399 (21) — (21)
Total Bilateral Interest Rate Swaps — (21)
Total Bilateral Swaps (153) 44
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.3)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 1,700 (144) (45) (99)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 3,500 (430) (372) (58)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/29 3,500 (581) (571) (10)
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/29 9,549 (233) (206) (27)
Protection Bought (Relevant Credit:
State of Qatar), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/29 9,727 (293) (261) (32)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 1,700 (129) 6 (135)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (361)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Altice
Finco, Caa3*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) 170 (54) (9) (45)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/26 183 (6) (8) 2
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 210 (15) (8) (7)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 4,790 373 294 79
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Inde x), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 28,000 685 566 119
Total Centrally Cleared Credit Default Swaps,
Protection Sold 148

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive
Fixed 9.620% 28 Days, Pay Variable
11.240% (MXIBTIIE) 28 Days, 4/27/29
(MXN) 141,870 50 — 50
5 Year Interest Rate Swap, Receive
Fixed 9.710% 28 Days, Pay Variable
11.247% (MXIBTIIE) 28 Days, 4/26/29
(MXN) 141,870 80 — 80
Total Centrally Cleared Interest Rate Swaps 130
Zero-Coupon Inflation Swaps (0.0)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.618% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 13,200 (14) — (14)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (14)
Total Centrally Cleared Swaps (97)
Net payments (receipts) of variation margin to date 124
Variation margin receivable (payable) on centrally cleared swaps $ 27
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(137).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/19/24 NOK 12,920 USD 1,165 $ 68
Bank of America 7/19/24 NZD 33 USD 20 1
BNY Mellon 8/23/24 EUR 180 USD 196 —
Canadian Imperial Bank
of Commerce 7/12/24 USD 261 MXN 4,440 1
Canadian Imperial Bank
of Commerce 7/19/24 USD 1,197 CAD 1,647 (12)
Citibank 7/19/24 AUD 97 USD 65 —
Citibank 7/19/24 NOK 461 USD 44 —
Citibank 7/19/24 USD 51 CHF 46 (1)
Citibank 7/19/24 USD 39 JPY 5,976 1
Citibank 7/19/24 USD 38 NOK 409 (1)
Deutsche Bank 7/19/24 USD 26 NOK 287 (1)
Deutsche Bank 8/23/24 USD 31 EUR 28 —
Deutsche Bank 8/30/24 USD 26 SEK 280 —
Goldman Sachs 6/4/24 USD 3,561 BRL 17,946 145
Goldman Sachs 7/19/24 NZD 134 USD 83 —
Goldman Sachs 7/19/24 USD 44 CAD 60 —
Goldman Sachs 7/19/24 USD 36 NOK 380 (1)
Goldman Sachs 7/19/24 USD 72 NZD 120 (2)
HSBC Bank 7/19/24 USD 105 CAD 144 —
HSBC Bank 8/23/24 USD 19 GBP 15 —
JPMorgan Chase 7/19/24 USD 45 JPY 6,865 1
JPMorgan Chase 7/19/24 USD 453 JPY 70,700 —
JPMorgan Chase 7/19/24 USD 39 NOK 431 (2)
JPMorgan Chase 7/19/24 USD 23 NZD 38 (1)
JPMorgan Chase 8/23/24 EUR 1,993 USD 2,171 —
JPMorgan Chase 8/23/24 GBP 109 USD 139 —
Morgan Stanley 6/4/24 BRL 1,020 USD 193 1
Morgan Stanley 7/19/24 USD 102 JPY 15,533 2
Morgan Stanley 7/19/24 USD 63 NOK 681 (2)
Morgan Stanley 7/19/24 USD 27 NZD 45 (1)
Morgan Stanley 8/23/24 EUR 714 USD 776 2
RBC Dominion
Securities 7/19/24 CAD 203 USD 147 2
RBC Dominion
Securities 7/19/24 USD 43 AUD 65 (1)
RBC Dominion
Securities 7/19/24 USD 961 CAD 1,325 (12)
State Street 6/4/24 BRL 16,926 USD 3,286 (64)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 7/19/24 AUD 376 USD 242 $ 8
State Street 7/19/24 JPY 93,578 USD 620 (20)
State Street 7/19/24 NZD 479 USD 288 6
State Street 7/19/24 USD 1,534 CHF 1,386 (11)
State Street 7/19/24 USD 1,094 NOK 11,996 (51)
State Street 8/30/24 USD 80 SEK 846 (1)
State Street 9/4/24 USD 3,255 BRL 16,926 62
UBS Investment Bank 7/19/24 CHF 440 USD 483 8
UBS Investment Bank 7/19/24 JPY 93,954 USD 621 (20)
UBS Investment Bank 7/19/24 USD 66 CAD 90 —
UBS Investment Bank 8/23/24 EUR 1,060 USD 1,157 (2)
UBS Investment Bank 8/23/24 USD 19,908 EUR 18,242 39
Wells Fargo 7/19/24 USD 46 AUD 71 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 139

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 24 Commonwealth of Australia ten year
bond contracts 6/24 1,799 $ (18)
Short, 22 Euro BOBL contracts 6/24 (2,767) 63
Short, 25 Euro BUND contracts 6/24 (3,508) 62
Short, 39 Euro SCHATZ contracts 6/24 (4,442) 32
Long, 148 U.S. Treasury Long Bond contracts 9/24 17,177 (129)
Long, 299 U.S. Treasury Notes five year contracts 9/24 31,633 (12)
Short, 30 U.S. Treasury Notes ten year contracts 9/24 (3,264) 5
Long, 151 U.S. Treasury Notes two year contracts 9/24 30,759 13
Long, 101 Ultra U.S. Treasury Bonds contracts 9/24 12,366 (153)
Short, 120 Ultra U.S. Treasury Notes ten year
contracts 9/24 (13,444) 47
Net payments (receipts) of variation margin to date 258
Variation margin receivable (payable) on open futures contracts $ 168

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 1,027++
Totals $ —# $ — $ 1,027+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 37,502  ¤  ¤ $ 18,880
Total $ 18,880^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,027 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,880.

T. ROWE PRICE Total Return Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $699,425) $ 659,195
Receivable for investment securities sold 23,306
Interest and dividends receivable 4,492
Foreign currency (cost $535) 536
Unrealized gain on forward currency exchange contracts 347
Variation margin receivable on futures contracts 168
Receivable for shares sold 92
Unrealized gain on bilateral swaps 77
Cash 59
Variation margin receivable on centrally cleared swaps 27
Due from affiliates 13
Other assets 43
Total assets 688,355
Liabilities
Payable for investment securities purchased 34,982
Obligation to return securities lending collateral 5,895
Payable for shares redeemed 250
Unrealized loss on forward currency exchange contracts 208
Investment management fees payable 167
Bilateral swap premiums received 153
Options written (premiums $229) 74
Unrealized loss on bilateral swaps 33
Other liabilities 459
Total liabilities 42,221
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 646,134

T. ROWE PRICE Total Return Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (146,325)
Paid-in capital applicable to 78,387,448 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 792,459
NET ASSETS $ 646,134
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $95,934; Shares outstanding: 11,643,389) $ 8.24
Advisor Class
(Net assets: $757; Shares outstanding: 91,792) $ 8.24
I Class
(Net assets: $549,443; Shares outstanding: 66,652,267) $ 8.24

T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 34,598
Dividend 1,529
Securities lending 34
Total income 36,161
Expenses
Investment management 2,038
Shareholder servicing
Investor Class $ 175
Advisor Class 2
I Class 33 210
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 15
I Class 10 25
Custody and accounting 257
Registration 89
Legal and audit 50
Proxy and annual meeting 6
Directors 2
Miscellaneous 26
Waived / paid by Price Associates (400)
Total expenses 2,305
Net investment income 33,856

T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (26,044)
Futures (8,170)
Swaps (5,449)
Options written 591
Forward currency exchange contracts (856)
Foreign currency transactions (28)
Net realized loss (39,956)
Change in net unrealized gain / loss
Securities 17,411
Futures (751)
Swaps 1,424
Options written 15
Forward currency exchange contracts (446)
Other assets and liabilities denominated in foreign currencies (13)
Change in net unrealized gain / loss 17,640
Net realized and unrealized gain / loss (22,316)
INCREASE IN NET ASSETS FROM OPERATIONS $ 11,540

T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 33,856 $ 26,918
Net realized loss (39,956) (42,241)
Change in net unrealized gain / loss 17,640 (7,912)
Increase (decrease) in net assets from operations 11,540 (23,235)
Distributions to shareholders
Net earnings
Investor Class (3,996) (3,793)
Advisor Class (32) (34)
I Class (26,793) (23,758)
Tax return of capital – –
Investor Class (503) (49)
Advisor Class (4) –
(1)
I Class (3,035) (330)
Decrease in net assets from distributions (34,363) (27,964)
Capital share transactions
*
Shares sold
Investor Class 46,136 60,508
Advisor Class 24 –
I Class 66,567 135,433
Distributions reinvested
Investor Class 4,439 3,753
Advisor Class 36 34
I Class 23,340 18,275
Shares redeemed
Investor Class (40,773) (60,326)
Advisor Class (101) (110)
I Class (115,840) (61,837)
Increase (decrease) in net assets from capital
share transactions (16,172) 95,730

T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period (38,995) 44,531
Beginning of period 685,129 640,598
End of period $ 646,134 $ 685,129
*Share information (000s)
Shares sold
Investor Class 5,530 6,910
Advisor Class 3 –
I Class 8,046 15,622
Distributions reinvested
Investor Class 536 435
Advisor Class 4 4
I Class 2,815 2,115
Shares redeemed
Investor Class (4,928) (6,939)
Advisor Class (12) (12)
I Class (13,926) (7,138)
Increase (decrease) in shares outstanding (1,932) 10,997
(1)
Amount represents less than $1,000.

T. ROWE PRICE Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company.  The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares: the Total Return Fund (Investor Class), the Total
Return Fund–Advisor Class (Advisor Class) and the Total Return Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Total Return Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted

T. ROWE PRICE Total Return Fund

by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Total Return Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service

T. ROWE PRICE Total Return Fund

or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 444,662 $ — $ 444,662
Bank Loans — 46,146 1,240 47,386
Common Stocks 1 — — 1
Convertible Preferred Stocks — 195 — 195
Corporate Bonds — 129,106 577 129,683
Equity Mutual Funds 18,258 — — 18,258
Short-Term Investments 12,985 — — 12,985
Securities Lending Collateral 5,895 — — 5,895
Options Purchased 119 11 — 130
Total Securities 37,258 620,120 1,817 659,195
Swaps* — 366 — 366
Forward Currency Exchange
Contracts — 347 — 347
Futures Contracts* 222 — — 222
Total $ 37,480 $ 620,833 $ 1,817 $ 660,130
Liabilities
Options Written $ — $ 74 $ — $ 74
Swaps* — 572 — 572
Forward Currency Exchange
Contracts — 208 — 208
Futures Contracts* 312 — — 312
Total $ 312 $ 854 $ — $ 1,166

T. ROWE PRICE Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 471
Foreign exchange derivatives Forwards 347
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 236
Equity derivatives Securities^ 11
^
,*
Total $ 1,065
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 14
Interest rate derivatives Bilateral Swaps, Futures, Options
Written 362
Foreign exchange derivatives Forwards 208
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 582
Total $ 1,166
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 54 $ 54
Interest rate
derivatives 366 376 (8,002) — (1,878) (9,138)
Foreign
exchange
derivatives (105) — — (856) — (961)
Credit
derivatives (1,220) 215 — — (3,625) (4,630)
Equity
derivatives — — (168) — — (168)
Total $ (959) $ 591 $ (8,170) $ (856) $ (5,449) $ (14,843)

T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (14) $ (14)
Interest rate
derivatives (8) (21) (751) — 356 (424)
Foreign
exchange
derivatives — — — (446) — (446)
Credit
derivatives 252 36 — — 1,082 1,370
Equity
derivatives (412) — — — — (412)
Total $ (168) $ 15 $ (751) $ (446) $ 1,424 $ 74
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $105,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Total Return Fund

derivatives consisted of $15,000 cash. As of May 31, 2024, securities valued at $4,569,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 4% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as

T. ROWE PRICE Total Return Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 13% and 37% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise

T. ROWE PRICE Total Return Fund

price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 14% and 46% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are

T. ROWE PRICE Total Return Fund

recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $33,367,000 (5.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Total Return Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 18% and 37% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Total Return Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs

T. ROWE PRICE Total Return Fund

based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of securities valued at $156,000 as of
May 31, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms

T. ROWE PRICE Total Return Fund

on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;

T. ROWE PRICE Total Return Fund

however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.
At May 31, 2024, the value of loaned securities was $5,743,000; including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $5,895,000.

T. ROWE PRICE Total Return Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $400,820,000 and $409,980,000, respectively, for the year ended
May 31, 2024. Purchases and sales of U.S. government securities aggregated
$1,384,298,000 and $1,496,633,000, respectively, for the year ended
May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 30,821 $ 27,585
Return of capital 3,542 379
Total distributions $ 34,363 $ 27,964

T. ROWE PRICE Total Return Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02%
of the fund’s average daily net assets, and a group fee. The group fee rate is
($000s)
Cost of investments $ 699,133
Unrealized appreciation $ 4,224
Unrealized depreciation (44,434)
Net unrealized appreciation (depreciation) $ (40,210)
($000s)
Overdistributed ordinary income $ (2,962)
Net unrealized appreciation (depreciation) (40,210)
Loss carryforwards and deferrals (103,153)
Total distributable earnings (loss) $ (146,325)

T. ROWE PRICE Total Return Fund

calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Total Return Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,083,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$114,000 for Price Associates; $119,000 for T. Rowe Price Services, Inc.; and
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(108) $(1) $(291)

T. ROWE PRICE Total Return Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Total
Return Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return Fund, Inc. (the
"Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $32,192,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE Total Return Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions

T. ROWE PRICE Total Return Fund

to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees,

T. ROWE PRICE Total Return Fund

nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and
Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

T. ROWE PRICE Total Return Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F228-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024